Acquisition - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 21, 2018	Apr. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 28, 2018
IFRS Statement [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities			$ 700	$ 700	$ 0
Property, plant and equipment recognised as of acquisition date						$ 27
Identifiable intangible assets recognised as of acquisition date						8,545
weighted average useful life of intangible assets			7 years
Emza Visual Sense Ltd. [Member]
IFRS Statement [Line Items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				195
Technology-based intangible assets recognised as of acquisition date						6,282
Trademark-based intangible assets recognised as of acquisition date						1,800
Revenue of acquire since acquisition date				72
Profit (loss) of acquire since acquisition date				(2,858)
Revenue of combined entity as if combination occurred at beginning of period				723,605
Profit (loss) of combined entity as if combination occurred at beginning of period				7,291
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		$ 2,230
Cash flows used in obtaining additional control of subsidiaries or other businesses classified as investing activities		$ 270
Consideration transferred, acquisition-date fair value						6,371
Liabilities incurred						$ 400
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination				$ 1,662
Nano 3D Mastering Member [Member]
IFRS Statement [Line Items]
Consideration transferred, acquisition-date fair value	$ 1,400
Liabilities incurred	700
Property, plant and equipment recognised as of acquisition date	700
Identifiable intangible assets recognised as of acquisition date	400
Prepaid maintenance recognised as of acquisition date	$ 300